Notes to consolidated statement of profit and loss and other comprehensive income - Personnel expenses FTE (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Research and development	56.8	46.9	31.4
General and administrative	14.7	9.9	5.8
Number of FTE	71.5	56.8	37.2